UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.08
                                               --------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          02-10-09
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 48
                                        ---------------

Form 13F Information Table Value Total: 76,747
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                January 31, 2008

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      365    14300 SH       Sole                                      14300
AMERICAN CAPITAL AGENCY CORP   COM              02503X105     1191    55750 SH       Sole                                      55750
ANNALY CAPITAL MANAGEMENT      COM              035710409     2358   148600 SH       Sole                                     148600
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      624    18400 SH       Sole                                      18400
BIOTECH HLDRS DEP RCPTS        COM              09067d201     1281     7466 SH       Sole                                       7466
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      155    22150 SH       Sole                                      22150
BP PLC          SPON ADR       COM              055622104     1720    36800 SH       Sole                                      36800
BRISTOL-MYERS SQUIBB CO        COM              110122108     2196    94450 SH       Sole                                      94450
BROADCOM CORP                  COM              111320107      179    10567 SH       Sole                                      10567
CAPITAL PPTYS R I CL A CLASS A COM              140430109      136    19465 SH       Sole                                      19465
CAPITAL PROPERTIES RTD **PRIVA COM              140430992        0    19465 SH       Sole                                      19465
CURTISS WRIGHT CORP            COM              231561101      678    20300 SH       Sole                                      20300
DEVON ENERGY CORP NEW          COM              25179m103      335     5100 SH       Sole                                       5100
DISH NETWORK CORPORATION       COM              25470M109     2002   180512 SH       Sole                                     180512
DOMINION RES BLACK WARRIOR     COM              25746Q108      333    19558 SH       Sole                                      19558
DORCHESTER MINERALS LP         COM              25820R105      786    49518 SH       Sole                                      49518
ECHOSTAR CORP                  COM              278768106      537    36102 SH       Sole                                      36102
ENERGY RECOVERY INC            COM              29270J100      181    23900 SH       Sole                                      23900
ENERGY TRANSFER PARTNERS L.P   COM              29273R109     2853    83900 SH       Sole                                      83900
ENTERPRISE PRODS PARTNERS L P  COM              293792107     4500   217085 SH       Sole                                     217085
EXXON MOBIL CORP               COM              30231g102     5660    70900 SH       Sole                                      70900
GILEAD SCIENCES INC            COM              375558103      268     5246 SH       Sole                                       5246
GOLDEN OCEAN GROUP LTD         COM              G4032A104      229   357300 SH       Sole                                     357300
HATTERAS FINANCIAL CORP        COM              41902R103     1676    63000 SH       Sole                                      63000
ISHARE SILVER TRUST            COM              46428Q109     1073    95800 SH       Sole                                      95800
ISHARES BARCLAYS 20 + YR TREAS COM              464287432     1593    13350 SH       Sole                                      13350
ISHARES IBOXX $ INVTOP INVESTG COM              464287242     2246    22100 SH       Sole                                      22100
ISHARES IBOXX $HI YLD CP BND   COM              464288513     3253    42800 SH       Sole                                      42800
JOHNSON & JOHNSON              COM              478160104      535     8950 SH       Sole                                       8950
KAYNE ANDERSON MLP INVT        COM              486606106      377    23100 SH       Sole                                      23100
KINDER MORGAN ENERGY PRTNRS LP COM              494550106     4232    92500 SH       Sole                                      92500
LINN ENERGY LLC                COM              536020100      783    52300 SH       Sole                                      52300
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     2494    82550 SH       Sole                                      82550
NUSTAR ENERGY L.P              COM              67058H102     2542    61900 SH       Sole                                      61900
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105      240     4000 SH       Sole                                       4000
ONEOK PARTNERS L.P             COM              68268N103     2049    44979 SH       Sole                                      44979
PLAINS ALL AMERN PIPELINE L P  COM              726503105     2848    82100 SH       Sole                                      82100
PROVIDENCE & WORC RAILRD CO    COM              743737108      201    16760 SH       Sole                                      16760
SELECT SECTOR SPDR-ENERGY      COM              81369y506      279     5847 SH       Sole                                       5847
STREETTRACKS GOLD TR           COM              78463V107     2738    31650 SH       Sole                                      31650
SUNOCO LOGISTICS PARTNERS L.P. COM              86764l108     1106    24500 SH       Sole                                      24500
TELEDYNE INC                   COM              879360105      390     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDS       COM              881624209      361     8469 SH       Sole                                       8469
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      398    23450 SH       Sole                                      23450
ILLINOIS COLLEGE PROGRAM 0-6 Y                  10921Q107      367    47250 SH       Sole                                      47250
ILLINOIS COLLEGE PROGRAM 7-9 Y                  10921Q206      180    20777 SH       Sole                                      20777
PIMCO TOTAL RETURN FUND                         693390700    15998  1577744 SH       Sole                                    1577744
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      218    20273 SH       Sole                                      20273